Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Cash flows from operating activities
Net loss	$ (4,211,271)	$ (8,765,271)	$ (8,890,431)
Items not affecting cash:
Amortization and depreciation	5,498	15,348
Government grant	(8,763)		(14,139)
Share-based compensation	92,276	279,622	4,949,441
Consulting	12,658	140,310
Loss (gain) on revaluation of warrant derivative	92,918	(5,740,202)	536,209
Interest expense	2,699	995,901	1,782
Unrealized foreign exchange	1,376	(1,771)	1,431
Financing costs		2,613,034
Accounts and other receivables	(79,888)	(14,209)	(68,190)
Inventory	402,130	589,037	(577,656)
Term deposit		(18,506)
Prepaid expenses and deposits	36,795	(652,161)	(114,917)
Accounts payable and accrued liabilities	3,057,343	(2,020,774)	31,999
Deferred revenue	(74,940)	(11,136)	92,121
Net cash flows used in operating activities	(671,169)	(12,590,778)	(4,052,350)
Cash flows from investing activities
Purchase of property and equipment	(6,201)	(2,042)	(3,196)
Purchase of intangible asset	(15,000)
Net cash flows used in investing activities	(21,201)	(2,042)	(3,196)
Cash flows from financing activities
Proceeds from promissory notes net of costs		3,860,750
Repayment of promissory notes		(4,852,867)
Proceeds from equity financings		15,510,764	4,973,023
Share issuance costs		(1,840,861)
Broker warrants		2,628
Repayment of loans		(29,203)	(433,987)
Proceeds from loans	14,253		28,506
Net cash flows provided by financing activities	14,253	12,651,211	4,567,542
Change in cash	(678,117)	58,391	511,996
Cash
Beginning of year	692,647	14,530	180,651
End of year	14,530	72,921	692,647
Supplemental cash flow disclosure
Interest		311,617
Taxes paid